Subsequent Event	12 Months Ended
Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Subsequent Event

NOTE 8 – SUBSEQUENT EVENTS

On March 18, 2016, Benefactum Beijing’s Board of Directors decided to transfer all Ningsheng’s 99.00% share in the Benefactum Beijing to an individual shareholder who originally owned 0.90% of the Company’s share. After the transfer, the individual shareholder owns 99.90% of Benefactum Beijing’s share. The remaining 0.10% share of the Company is owned by another individual.

VIE Relationship

On April 25, 2016, the Company entered into a series of agreements with Benefactum Shenzhen Limited (eements with ered into. Benefactum Shenzhen was incorporated in the Peopleexchange agreement with Sino Fortune Holding Corporation (the ual shareholder owns 99.90% of ved from the PRC. cash and cash equivalents balance held in the PRC b its ultimate shareholder, Benefactum Alliance Holdings Company Limited (“Benefactum BVI”) was incorporated on March 15, 2016 under the British Virgin Islands (“BVI”) Business Companies Act.

These contractual arrangements enable Benefactum Shenzhen and its ultimate shareholder to:

● exercise effective control over its variable interest entity, Benefactum Beijing;

● receive substantially all of the economic benefits from variable interest entity, Benefactum Beijing; and

● have an exclusive option to purchase 100% of the equity interest or assets in its variable interest entity, Benefactum Beijing, when and to the extent permitted by PRC law.

VIE Agreements

The Company’s relationship with Benefactum Shenzhen and its shareholders is governed by a series of contractual arrangements, which agreements provide as follows:

Pledge of Equity Agreement. On April 28, 2016, Benefactum Beijing entered into a Pledge of Equity Agreement with Benefactum Shenzhen, pursuant to which each such shareholder pledges all of his shares of Benefactum Beijing to Benefactum Shenzhen in order to guarantee performance under the Exclusive Management Consulting and Technical Support Agreement, Shareholders’ Voting Proxy Agreement and the Purchase Option Agreement. If Benefactum Beijing or any of its respective shareholders breaches its respective contractual obligations, Benefactum Shenzhen, as pledgee, will be entitled to certain rights, including the right to foreclose on the pledged equity interests.

Exclusive Trade Mark, Management Consulting and Technical Support Agreement. On April 28, 2016, Benefactum Beijing entered into an Exclusive Trade Mark, Management Consulting and Technical Support Agreement with Benefactum Shenzhen, which provided that Benefactum Shenzhen will be the exclusive provider of trade mark, management consulting services to Benefactum Beijing, and obligated Benefactum Shenzhen to provide services to fully manage and control all internal operations of Benefactum Beijing, in exchange for receiving 100% of Benefactum Beijing’s after-tax profits. The term of this agreement will continue until it is either terminated by mutual agreement of the parties.

Shareholders’ Voting Proxy Agreement. On April 28, 2016, Benefactum Beijing entered into a Shareholders’ Voting Proxy Agreement authorizing Benefactum Shenzhen to exercise any and all shareholder rights associated with their ownership in Benefactum Beijing, including the right to attend and vote their shares at shareholders’ meetings, the right to call shareholders’ meetings and the right to exercise all other shareholder voting rights as stipulated in the Articles of Association of Benefactum Beijing.

Purchase Option Agreement. On April 28, 2016, Benefactum Beijing entered into a Purchase Option Agreement with Benefactum Shenzhen, which provided that Benefactum Shenzhen will be entitled to have the exclusive and irrevocable right to acquire such Shareholders’ shares in Benefactum Beijing or purchase all of the assets of Huzhong upon certain terms and conditions, if such a purchase is or becomes allowable under PRC laws and regulations.

Through such arrangement, Benefactum Beijing has become Benefactum Shenzhen and its ultimate shareholder’s contractually controlled affiliate.